Stockholders' Equity	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity

3. Stockholders’ Equity

The following is a summary of stockholders’ equity transactions for the three months ended April 3, 2021:

	Convertible				Capital in
	Preferred Stock		Common Stock		Excess of	Accumulated
	Shares	Amount	Shares	Amount	Par Value	Deficit	Total
Balance at December 31, 2020	328,925	$-	3,151,780	$3,000	$334,632,000	$(331,930,000)	$2,705,000
Merger partner contribution		-	-	-	120,000		120,000
Net loss						(569,000)	(569,000)
Balance at April 3, 2021	328,925	$-	3,151,780	$3,000	$334,752,000	$(332,499,000)	$2,256,000

The following is a summary of stockholders’ equity transactions for the three months ended March 28, 2020:

	Convertible				Capital in
	Preferred Stock		Common Stock		Excess of	Accumulated
	Shares	Amount	Shares	Amount	Par Value	Deficit	Total
Balance at December 31, 2019	328,925	$-	1,773,189	$2,000	$330,474,000	$(328,973,000)	$1,503,000
Warrant exercises		-	555,171	-	1,383,000		1,388,000
Stock-based compensation					21,000		21,000
Net loss						(1,079,000)	(1,079,000)
Balance at March 28, 2020	328,925	$-	2,328,360	$2,000	$331,878,000	$(330,052,000)	$1,833,000

Stock Options

At April 3, 2021, we had two active equity award option plans, the 2003 Equity Incentive Plan and the 2013 Equity Incentive Plan (collectively, the “Stock Option Plan”), although we can only grant new options under the 2013 Equity Incentive Plan. Under our Stock Option Plan, stock awards were made to our directors, key employees, consultants, and non-employee directors and consisted of stock options, restricted stock awards, performance awards, and performance share awards. Stock options were granted at prices no less than the market value on the date of grant. There were no stock option exercises during the three months ended April 3, 2021 or during the three months ended March 28, 2020.

The impact to the condensed consolidated statements of operations for the quarter ended April 3, 2021 on net loss was $0 and $0.00 on basic and diluted net loss per common share and for the quarter ended March 28, 2020 the impact was $20,000 and $0.01 on basic and diluted net loss per common share. No stock compensation cost was capitalized during either period. The total compensation cost related to nonvested awards not yet recognized was $0.

The following is a summary of stock option transactions under our Stock Option Plans at April 3, 2021:

	Number of Shares	Price Per Share	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
Balance at December 31, 2020	7,863	$19.20 - $ 28,440	$255.90	7,863	$255.90
Granted	-		-
Exercised	-		-
Canceled	12	28,440	28,440	12	28,440
Balance at April 3, 2021	7,851	$19.20 - $ 26,280	$211.24	7,851	$211.24

The outstanding options expire on various dates through the end of October 2028. The weighted-average contractual term of options outstanding is 7.2 years and the weighted-average contractual term of stock options currently exercisable is 7.2 years. The exercise prices for these options range from $19.20 to $26,280 per share, for a total weight-average exercise price of $1.7 million. At April 3, 2021, no options had an exercise price less than the current market value.

Restricted Stock Awards

The grant date fair value of each share of our restricted stock awards is equal to the fair value of our common stock at the grant date. Shares of restricted stock under awards all have service conditions and vest over one to three years. There were no restricted stock award transactions during the three months ended April 3, 2021.

The impact to the condensed consolidated statements of operations for the three months ended April 3, 2020 was $0 and $0.00 on basic and diluted net loss per common share and for the quarter ended March 28, 2020 the impact was $1,000 and $0.00 on basic and diluted net loss per common share. No stock compensation cost was capitalized during the period. There was no total compensation cost related to nonvested awards not yet recognized at April 3, 2021.

Warrants

The following is a summary of outstanding warrants at April 3, 2021:

	Common Shares
	Total	Currently Exercisable	Price per Share	Expiration Date

Warrants related to August 2016 financing	5,350	5,350	$300.00	February 2, 2022
Warrants related to August 2016 financing	500	500	$385.50	August 2, 2021
Warrants related to December 2016 financing	68,567	68,567	$200.00	December 14, 2021
Warrants related to March 2018 financing	15,810	15,810	$114.00	September 9, 2023
Warrants related to March 2018 financing	1,107	1,107	$158.00	March 6, 2023
Warrants related to July 2018 financing	257,143	257,143	$35.00	July 25, 2023
Warrants related to July 2018 financing	15,428	15,428	$43.75	July 25, 2023
Warrants related to May 2019 financing	11,900	11,900	$12.50	May 23, 2024
Warrants related to October 2019 financing	217,200	217,200	$2.50	October 10, 2024
Warrants related to October 2019 financing	30,916	30,916	$3.13	October 8, 2024

On October 10, 2019 we completed a public offering of an aggregate of 1,183,400 shares of our common stock (or common stock equivalents) and warrants to purchase an aggregate of 1,183,400 shares of common stock with gross proceeds to us of approximately $3.0 million. The warrants are exercisable for five years at an exercise price equal to the public offering price. The offering was priced at $0.25 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $2.4 million. The placement agent received warrants to purchase 82,838 shares of common stock, at an exercise price of $3.125, that will expire October 8, 2024 and are subject to a six month lock-up. In the quarter ended December 31, 2019, 39,528 of these warrants were exercised, providing us with proceeds of $99,000. In the quarter ended March 28, 2020, an additional 555,171 of these warrants were exercised, providing us with proceeds of $1.4 million.

On May 23, 2019 we completed a public offering of an aggregate of 170,000 shares of our common stock with gross proceeds to us of $1.7 million. The offering was priced at $10 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $1.4 million. The placement agent received warrants to purchase 11,900 shares of common stock, at an exercise price of $1.25, that are subject to a nine month lock-up and will expire May 23, 2024.

Our warrants are exercisable by paying cash or, solely in the absence of an effective registration statement or prospectus, by cashless exercise for unregistered shares of common stock. The exercise price of the warrants is subject to standard antidilutive provision adjustment in the case of stock dividends or other distributions on shares of common stock or any other equity or equity equivalent securities payable in shares of common stock, stock splits, stock combinations, reclassifications or similar events affecting our common stock, and also, subject to limitations, upon any distribution of assets, including cash, stock or other property to our stockholders. The exercise price of the warrants is not subject to “price-based” anti-dilution adjustment. We have determined that these warrants related to issuance of common stock are subject to equity treatment because the warrant holder has no right to demand cash settlement and there are no unusual anti-dilution rights.

Note 5 — Stockholders’ Equity

Public Offerings

We have historically financed our operations through a combination of cash on hand, cash provided from operations, equipment lease financings, available borrowings under bank lines of credit and both private and public equity offerings.

We had no private or public equity offerings in 2020.

On October 10, 2019 we completed a public offering of an aggregate of 1,183,400 shares of our common stock (or common stock equivalents) and warrants to purchase an aggregate of 1,183,400 shares of common stock with gross proceeds to us of approximately $3.0 million. The warrants are exercisable for five years at an exercise price equal to the public offering price. The offering was priced at $2.50 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $2.4 million.

On May 23, 2019 we completed a public offering of an aggregate of 170,000 shares of our common stock with gross proceeds to us of $1.7 million. The offering was priced at $10.00 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $1.4 million.

On July 30, 2018 we completed a public offering of an aggregate of 257,142 shares of our common stock (or common stock equivalents) and warrants to purchase an aggregate of 257,142 shares of common stock with gross proceeds to us of $9.0 million. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was $7.98 million. The offering was priced at $35 per share of common stock (or common stock equivalent), with each share of common stock (or common stock equivalent) sold with one five-year warrant to purchase one share of common stock, at an exercise price of $35 per share.

In connection with the offering, we issued 139,000 shares of our common stock at a price of $35 per share, with each share of common stock coupled with a five year warrant to purchase one share of common stock, at an exercise price of $35 (the “Warrants”). These securities were offered in the form of a Class A Unit but were immediately separable and were issued separately at the closing.

For certain investors who would otherwise hold more than 4.99% (or at the election of a purchaser, 9.99%) of our common stock following the registered offering, we issued to such investors an aggregate of 4,135.0015 Class B Units (equivalent to 118,142 shares of our common stock), consisting of shares of a new class of preferred stock designated Series E Convertible Preferred Stock with a stated value of $1,000 and which are convertible into our common stock at a conversion price equal to $35 per share of common stock, together with an equivalent number of Warrants in the same form and economic terms based on the related purchase price as the purchasers of the Class A Units (the “Class B Units” and together with the “Class A Units”, the “Units”). These securities offered in the form of a Class B Unit were immediately separable and were issued separately at the closing. At December 31, 2018, 2,273 Series E Convertible Preferred Stock had been converted into 64,942 shares of common stock and 1,862 Series E Convertible Preferred Stock, convertible into 53,200 shares of common stock, remained unconverted. On March 21, 2019, the remaining 1,862 Series E Convertible Preferred Stock, were converted into 53,200 shares of common stock.

On March 9, 2018, we issued a total of 15,810 shares of common stock (or common stock equivalents) in the form of 11,900 shares of our common stock at a price of $126.50 per share and, for investors who would otherwise hold more than 9.99% of the Company’s common stock following the registered offering, we agreed to issue to such investors pre-funded warrants to purchase 3,910 shares of the Company’s common stock at a price of $125.50 per warrant subject to payment of an additional $1.00 upon exercise, which are common stock equivalents. This registered offering of common stock (and common stock equivalents) provided gross proceeds to us of $2.0 million, and net proceeds to us, after deducting the placement agent fees and our estimated offering expenses, of $1.7 million. In a concurrent private placement, we issued to the investor unregistered warrants to purchase 15,810 shares of common stock. The warrants have an exercise price of $114 per share, and are exercisable immediately and will expire five years and nine months from the date of issuance.

On April 4, 2018, the 3,910 pre-funded warrants issued in connection with our March 2018 financing noted above were exercised, on a cashless basis, and we issued 3,872 shares of our common stock.

Preferred Stock

Pursuant to our Certificate of Incorporation, the Board of Directors is authorized to issue up to 2,000,000 shares of preferred stock (par value $.001 per share) in one or more series and to fix the rights, preferences, privileges, and restrictions, including the dividend rights, conversion rights, voting rights, redemption price or prices, liquidation preferences, and the number of shares constituting any series or the designation of such series. There is no beneficial conversion feature related to the conversion or liquidation of any of our preferred shares.

In February 2008, we issued to Hunchun BaoLi Communication Co. Ltd. (“BAOLI”) and two related purchasers a total of (a) 3,101,361 shares of our common stock and (b) 611,523 shares of our Series A Preferred Stock. Subject to the terms and conditions of our Series A Preferred Stock and to customary adjustments to the conversion rate, each share of our Series A Preferred Stock was initially convertible into ten shares of our common stock with any conversion subject to the number of shares of our common stock beneficially owned by BAOLI and affiliates following such conversion not exceeding 9.9% of our outstanding common stock. At December 31, 2018, 328,925 shares of our Series A Preferred Stock were outstanding which, subject to the foregoing restrictions, are convertible into 182 shares of common stock. Except for a preference on liquidation of $.001 per share, each share of Series A Preferred Stock is the economic equivalent of the number of shares of common stock into which it is convertible. Except as required by law, the Series A Preferred Stock does not have any voting rights.

As of December 31, 2018, all of our issued Series B, C and D Preferred Stock had been converted into our common stock.

In late July 2018, we issued 4,135.0015 Series E Convertible Preferred Stock with a stated value of $1,000 and which are convertible into our common stock at a conversion price equal to $35 per share of common stock (see Public Offerings above). At December 31, 2018, 2,273.0015 Series E Convertible Preferred Stock had been converted into 64,942 shares of common stock and 1,862 Series E Convertible Preferred Stock, convertible into 53,200 shares of common stock, remained unconverted. On March 21, 2019, the remaining 1,862 Series E Convertible Preferred Stock, were converted into 53,200 shares of common stock.

Common Stock

We entered into a Securities Purchase Agreement, which was consummated on July 6, 2020, pursuant to which we issued 400,000 shares of our common stock in exchange for a preferred equity interest in real estate we value at $1.6 million, implying a purchase price of $4.00 per share.

On October 10, 2019 we issued 1,183,400 shares of our common stock (or common stock equivalents) and coupled with a five year warrant to purchase one share of common stock at an exercise price of $2.50.

On May 23, 2019 we issued 170,000 shares of our common stock at a price of $10 per share. The offering was priced at $10 per share of common stock.

On July 30, 2018 we issued 139,000 shares of common stock at a price of $35 per share, with each share of common stock coupled with a five year warrant to purchase one share of common stock, at an exercise price of $35. For certain investors who would otherwise hold more than 4.99% of our common stock following the registered offering, we agreed to issue to such investors in the form of Class A Units, 4,435.0015 shares of a new class of preferred stock designated Series E Convertible Preferred Stock with a stated value of $1,000 and which are convertible into 118,142 shares of our common stock at a conversion price equal to $35 per share.

On April 4, 2018, 3,910 pre-funded warrants issued in connection with our March 9, 2018 financing noted below were exercised, on a cashless basis, and we issued 3,872 shares of our common stock.

On March 9, 2018, we issued a total of 15,810 shares of common stock (or common stock equivalents) in the form of 11,900 shares of our common stock at a price of $126.50 per share and, for investors who would otherwise hold more than 9.99% of the Company’s common stock following the registered offering, we agreed to issue to such investors pre-funded warrants to purchase 3,910 shares of the Company’s common stock at a price of $125.50 per warrant subject to payment of an additional $0.10 upon exercise, which are common stock equivalents.

Equity Awards

At December 31, 2020, we had two equity award option plans, the 2003 Equity Incentive Plan and the 2013 Equity Incentive Plan (collectively, the “Stock Option Plans”) although we can only grant new options under the 2013 Equity Incentive Plan. Under the Stock Option Plans, stock awards may be made to our directors, key employees, consultants, and non-employee directors and may consist of stock options, stock appreciation rights, restricted stock awards, performance awards, and performance share awards. Stock options must be granted at prices no less than the market value on the date of grant.

There were no stock option exercises in the last three years.

No stock options were granted in 2020 or 2019, but stock options were granted in 2018. The weighted average fair value of options has been estimated at the date of the grant using the Black-Scholes option-pricing model. The following are the significant weighted average assumptions used for estimating the fair value under our stock option plans:

	2020	2019	2018
Per share fair value at grant date	—	—	$14.50
Risk free interest rate	—	—	3.0%
Expected volatility	—	—	224%
Dividend yield	—	—	0%
Expected life in years	—	—	4.0

The expected life was based on the contractual term of the options and the expected employee exercise behavior. Typically, options to our employees and Board Members have a 2 year vesting term and a 10 year contractual term and vest at 50% after one year and 50% after two years. The risk-free interest rate is based on the U. S. Treasury zero-coupon issues with a remaining term equal to the expected option life assumed at the grant date. The future volatility is based on our 4 year historical volatility. We used an expected dividend yield of 0% because we have never paid a dividend and do not anticipate paying dividends. We assumed aggregate forfeiture rates of 10% to 20% based on historical stock option cancellation rates over the last 4 years.

At December 31, 2020, common stock totaling 7,845 shares were available for future grants and options covering 7,863 shares were outstanding but not yet exercised. Option activity during the three years ended December 31, 2019 was as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2017	1,261	$3,700.30
Granted	12,800	19.20
Canceled	(29)	47,239.00
Exercised	—	—
Outstanding at December 31, 2018	14,032	252.90
Granted	—	—
Canceled	(307)	4,723.90
Exercised	—	—
Outstanding at December 31, 2019	13,725	252.00
Granted	—	—
Canceled	(5,862)	246.80
Exercised	—	—
Outstanding at December 31, 2020	7,863	$255.90

The following table summarizes information concerning currently outstanding and exercisable stock options at December 31, 2020:

				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$19.20 - $19.20	7,150	7.8	$19.20	7,150	$19.20
330.00 – 330.00	300	4.9	330.00	300	330.00
3,180.00 – 4,275.00	395	2.9	3,245.34	395	3,245.34
$26,280.00 - $28,440.00	18	0.4	27,802.76	18	27,802.76
	7,863	7.4	$255.90	7,863	$255.90

Our outstanding options expire on various dates through October 2028. The weighted-average contractual term of outstanding options and the weighted-average contractual term of currently exercisable options was 7.4 years. There were no exercisable options at December 31, 2020, December 31, 2019 or December 31, 2018 with a price less than the then market value.

The grant date fair value of each share of our restricted stock awards is equal to the fair value of our common stock at the grant date. Shares of restricted stock under awards all have service conditions and vest over one to four years. The following is a summary of our restricted stock award transactions for the year ended December 31, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance nonvested at December 31, 2019	33	$105.00
Granted	-	-
Vested	(33)	105.00
Forfeited	-	-
Balance nonvested at December 31, 2020	-	$-

There were no restricted stock awards during each of the past three years.

No stock compensation cost was capitalized during the periods. At December 31, 2020, there was $0 compensation cost related to non-vested option awards not yet recognized and $0 compensation cost related to non-vested stock awards not yet recognized.

Warrants

The following is a summary of outstanding warrants at December 31, 2020:

	Total	Currently Exercisable	Price per Share	Expiration Date

Warrants related to August 2016 financing	5,350	5,350	$300.00	February 2, 2022
Warrants related to August 2016 financing	500	500	$385.50	August 2, 2021
Warrants related to December 2016 financing	68,567	68,567	$200.00	December 14, 2021
Warrants related to March 2018 financing	15,810	15,810	$114.00	September 9, 2023
Warrants related to March 2018 financing	1,107	1,107	$158.00	March 6, 2023
Warrants related to July 2018 financing	257,143	257,143	$35.00	July 25, 2023
Warrants related to July 2018 financing	15,428	15,428	$43.75	July 25, 2023
Warrants related to May 2019 financing	11,900	11,900	$12.50	May 23, 2024
Warrants related to October 2019 financing	217,200	217,200	$2.50	October 10, 2024
Warrants related to October 2019 financing	30,916	30,916	$3.13	October 8, 2024

On October 10, 2019 we completed a public offering of an aggregate of 1,183,400 shares of our common stock (or common stock equivalents) and warrants to purchase an aggregate of 1,183,400 shares of common stock with gross proceeds to us of approximately $3.0 million. The warrants are exercisable for five years at an exercise price equal to the public offering price. The offering was priced at $2.50 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $2.4 million. The placement agent received warrants to purchase 82,838 shares of common stock, at an exercise price of $3.125, that will expire October 8, 2024 and are subject to a six month lock-up. In the quarter ended December 31, 2019, 39,528 of these warrants were exercised, providing us with proceeds of $99,000. During 2020, an additional 978,594 of these warrants were exercised, providing us with proceeds of $2.5 million.

On May 23, 2019 we completed a public offering of an aggregate of 170,000 shares of our common stock with gross proceeds to us of $1.7 million. The offering was priced at $10 per share of common stock. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was approximately $1.4 million. The placement agent received warrants to purchase 11,900 shares of common stock, at an exercise price of $12.50, that are subject to a nine month lock-up and will expire May 23, 2024.

On July 30, 2018 we completed a public offering of an aggregate of 257,142 shares of our common stock (or common stock equivalents initially in the form of Series E Preferred Stock) and warrants to purchase an aggregate of 257,142 shares of common stock with gross proceeds to us of $9.0 million. The net proceeds to us from the offering, after deducting the placement agent fees and our estimated offering expenses, was $7.98 million. The offering was priced at $35 per share of common stock (or common stock equivalent), with each share of common stock (or common stock equivalent) sold with one five-year warrant to purchase one share of common stock, at an exercise price of $35 per share. The placement agent also received warrants to purchase 15,428 shares of common stock, at an exercise price of $43.75, that are subject to a six month lock-up and will expire July 25, 2023.

On March 7, 2018, we announced the pricing of a registered offering of common stock (and common stock equivalents) with total gross proceeds of approximately $2 million. The closing of the registered public offering was completed on March 9, 2018. The net proceeds to us from the registered offering, after deducting the placement agent fees and our estimated offering expenses, was $1.7 million. In a concurrent private placement, we issued to the investor in the registered offering, an unregistered warrant (the “Warrants”) to purchase one share of common stock for each share of common stock or Pre-funded Warrants purchased in the registered offering. The Warrants have an exercise price of $114 per share, shall be exercisable immediately and will expire five years and six months from the date of issuance. The Warrants are exercisable for cash or, solely in the absence of an effective registration statement or prospectus, by cashless exercise. The exercise price of the Warrants is not subject to a “price-based” anti-dilution adjustment.

Our warrants are exercisable by paying cash or, solely in the absence of an effective registration statement or prospectus, by cashless exercise for unregistered shares of common stock. The exercise price of the warrants is subject to standard antidilutive provision adjustment in the case of stock dividends or other distributions on shares of common stock or any other equity or equity equivalent securities payable in shares of common stock, stock splits, stock combinations, reclassifications or similar events affecting our common stock, and also, subject to limitations, upon any distribution of assets, including cash, stock or other property to our stockholders. The exercise price of the warrants is not subject to “price-based” anti-dilution adjustment. We have determined that these warrants related to issuance of common stock are subject to equity treatment because the warrant holder has no right to demand cash settlement and there are no unusual anti-dilution rights.

Allied Integral United Inc [Member]
Stockholders' Equity
10.	Equity / (Deficit)

The material terms of the certificate of the incorporation became effective as of September 2018. The amended and restated certificate of incorporation authorizes the Company to issue 100,000,000 shares of common stock, par value of $0.01 per share and 30,000,000 shares of preferred stock, $0.01 par value.

Common Stock

As of January 1, 2018, the Company entered into separate amended and restated equity agreements authorizing the issuance of up to 400,091 shares of common stock. An additional 10,000 common stock shares were purchased at par value $.01 for $100 for a total of 410,091 common stock shares issued and outstanding on December 31, 2019. For the three months ended March 31, 2021, the company awarded restricted stock in the amount of 57,000 shares to various officers and employees. The common stock shares were vested for compensation for services in the amount of $570,000 during 2021. The Company reserved 1,200,000 shares of restricted stock in the amount of $12,000,000 contingent upon the Company’s successful public filing for issuance to certain members in Note 1 described as 2018 acquisition targets.

Liquidation Preference

In the event of the Company’s liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of the Company’s debts and other liabilities and the satisfaction of any liquidation preferences that may be granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences

Holders of common stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock, which the Company may designate and issue in the future.

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and amended and restated bylaws do not provide for cumulative voting rights. Because of this absence of cumulative voting, the holders of a majority of the shares of common stock entitled to vote in any election of directors can elect all of the directors standing for election, if they should so choose. In addition, the Company’s amended and restated certificate of incorporation also provides that the Company’s directors may be removed only for cause by the affirmative vote of the holders of at least 75% of the consolidated voting power of all the Company’s stockholders entitled to vote on the election of directors, voting together as a single class.

Subject to supermajority votes for some matters, matters shall be decided by the affirmative vote of the Company’s stockholders having a majority in voting power of the votes cast by the stockholders present or represented and voting on such matter, provided that the holders of the Company’s common stock are not allowed to vote on any amendment to the Company’s certificate of incorporation that relates solely to the terms of one or more series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders or one or more such series, to approve such amendment. The affirmative vote of the holders of at least 75% of the votes that all of the Company’s stockholders would be entitled to cast in any annual election of directors and, in some cases, the affirmative vote of a majority of minority stockholders entitled to vote in any annual election of directors are required to amend or repeal the Company’s bylaws, amend or repeal certain provisions of the Company’s certificate of incorporation, approve certain transactions with certain affiliates, or approve the sale or liquidation of the company. The vote of a majority of minority stockholders applies when an individual or entity and its affiliates or associates together own more than 50% of the voting power of the Company’s then outstanding capital stock.

Preferred Stock

Equity of the Company

Series A 6.75% cumulative convertible preferred stock, $0.01 par value, had 15,000,000 authorized shares with 9,351,043 and 9,213,705 issued and outstanding as of March 31, 2021 and December 31, 2020, respectively. Each share of Series A preferred stock has a stated value equal to the Series A original issue price. The conversion rate to the number of shares of common stock is equal to 1 share for each share of Series A preferred stock.

On December 31, 2018, Allied Integral United, Inc. acquired the businesses of certain affiliates and entities; see “Equity of Subsidiary” note below. The debt and equity of these affiliates and entities was converted to equity through the issuance of Series A 6.75% preferred stock.

Dividends and Distributions

For the Three months ended March 31, 2021 and March 31, 2020, the Company recognized dividends for the 6.75% Series A preferred stock in the amount of $2,746,760 and $2,738,580, respectively.

Warrants

As of March 31, 2021, the Company issued warrants to investors in the Alt Care Preferred and units of limited partnership interests in Clearday OZ Fund that totaled 467,858 and 640,038, respectively. At the time of a public offering 1,107,896 shares will be converted at $8 per share.

Restricted Stock

On March 31, 2021, the Company issued an additional 57,000 total shares of restricted common stock to executives of the Company, an officer of the Company and certain employees of the Company. For the three months ended March 31, 2021, shares issued of restricted common stock vest over 33 months and the Company valued the 57,000 shares at $10 per share, on the date of the agreement.

As of March 31, 2021, the Company has awarded restricted stock worth $5,103,160 to various officers, directors and consultants (510,316 restricted shares) that will be amortized over the requisite service period..As of March 31, 2021, there was $2,765,330 in unamortized stock compensation.

Equity of Subsidiary

Non-Controlling Interest

In November 2019, a certificate of incorporation was entered into by AIU Alt Care for Series I 10.25% cumulative convertible preferred stock, par value $0.01 per share. The agreement authorizes the issuance of 1,500,000 shares of preferred stock and 1,500,000 of common stock and the number of shares designated is 700,000. Each share of Series I preferred stock shall have a stated value equal to the Series I original issue price. The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company’s common stock. For the three months ended March 31, 2021, $257,000 was invested in AIU Alt Care in exchange for 25,700 shares.

In October 2019, AIU Alt Care formed AIU Impact Management, LLC and they formed Clearday OZ Fund which is managed by AIU Impact Management, LLC, as the general partner. For the three months ended March 31, 2021, Clearday OZ Fund issued 41,317 units of limited partnership units in the amount $413,167, which convert into one share of common stock. For the three months ended March 31, 2020, 25,700 units of limited partnership interests in Clearday OZ Fund were issued in the amount of $257,000.

On March 31, 2020, AIU Alt Care entered into an independent consulting agreement, or the Consulting Agreement, pursuant to which the Company issued 5,000 shares of AIU Alt Care Preferred Stock to the Consultant as partial consideration for financial services rendered. In connection with this transaction, the Company valued the 5,000 shares of AIU Alt Care Preferred Stock at $10 per share for $50,000, on the date of the agreement.

Non-Controlling Interest loss allocation

The company applied ASC 810-10 guidance to correctly allocate the percentage of loss attributable to the NCI of each company. For the three months ended March 31, 2021, the loss for AIU Alt Care is $234,334 and gain for Clearday Oz Fund is $6,503. For the three Months ended March 31, 2020, the losses for both AIU Alt Care and Clearday OZ were $208,157 and $332,739, respectively. Based on 99% ownership interest, AIU Alt Care incurred a loss attributable to the NCI amounting to $ 231,991 and Clearday OZ fund incurred a gain of $ 6,439 in 2021 and incurred losses of $206,097 and $329,444, respectively, for 2020

Cumulative Convertible Preferred Stock and Limited Partnership Interests in Subsidiaries (NCI)

For the three months ended March 31, 2021, AIU Alt Care closed subscriptions and issued and sold 25,700 shares of Series I Cumulative Convertible Preferred Stock (the “Alt Care Preferred Stock”), par value $0.01 per share, and 41,317 units of limited partnership interests in Clearday OZ Fund.

The terms and conditions of the Alt Care Preferred Stock and the limited partnership interests in the Clearday OZ Fund allow the investors in such interests to exchange such securities into the Company’s common stock at the then Company common stock price. For the three months ended March 2021, AIU Alt Care and Clearday OZ fund issued 25,700 and 41,317 warrants, respectively.

Each warrant has a term of ten years and provides for the purchase of the 1 share of the Company’s common stock at a cash exercise price equal to 50% of the price per share of the Company’s common stock when the Company becomes a public company by filing a registration statement, reverse merger or other transaction. The number of shares of the Company’s common stock and the warrant exercise price will be subject to adjustment for stock dividends, stock splits, combinations or other similar recapitalizations after the initial exercise price has been determined.

Dividends on the Alt Care Preferred Stock and preferred distributions on the units of limited partnership interests in Clearday OZ Fund are at each calendar quarterly month end at the applicable dividend rate (10.25%) on the original issue price of the Alt Care Preferred Stock or the units limited partnership interests. Dividends will either (a) be payable in cash, if and to the extent declared by the board of directors or the general partner, or (b) by issuing Dividend Shares equal to the aggregate accrued dividend divided by the Series I Original Issue Price. Dividends, if noticed to the Holder, will be payable after the Dividend Payment Date.

Each of the Company, Alternative Care and Clearday OZ Fund shall redeem the Alt Care Preferred Stock or the units of limited partnership interests on the 10 Year Redemption Date that is ten years after the final closing of the offering. The cash at a redemption price is equal to the unreturned investment in the Alt Care Preferred Stock or units of limited partnership interests. Upon consummation of certain equity offerings prior to May 1, 2022, AIU Alt Care may, at its option, redeem all or a part of the Alt Care Preferred Stock for the liquidation preference plus a make-whole premium. In addition, upon the occurrence of, among other things (i) any change of control, (ii) a liquidation, dissolution, or winding up, (iii) certain insolvency events, or (iv) certain asset sales, each holder may require the Company to redeem for cash all of such holder’s then outstanding shares of Alt Care Preferred Stock.

The Certificate of Designation also sets forth certain limitations on the Company’s ability to declare or make certain dividends and distributions and engage in certain reorganizations. The limited partnership agreement has similar provisions.

Subject to certain exceptions, the holders of Alt Care Preferred Stock and the units of limited partnership interests have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of shares of capital stock or partnership interests, and are not be entitled to call a meeting of such holders for any purpose, nor are they entitled to participate in any meeting of the holders of the Company’s common stock or participate in the management of Clearday OZ Fund by its general partner.

10.	Equity / (Deficit)

The material terms of the certificate of the incorporation became effective as of September 2018. The amended and restated certificate of incorporation authorizes the Company to issue 100,000,000 shares of common stock, par value of $0.01 per share and 30,000,000 shares of preferred stock, $0.01 par value.

Common Stock

As of January 1, 2018, the Company entered into separate amended and restated equity agreements authorizing the issuance of up to 400,091 shares of common stock. An additional 10,000 common stock shares were purchased at par value $.01 for $100 for a total of 410,091 common stock shares issued and outstanding on December 31, 2019. The Company awarded restricted stock in the amount of 453,316 shares to various officers, directors and a consultant; during the year ended December 31, 2020, 169,993 common stock shares were vested for compensation for services in the amount of $1,699,935 during 2020. The Company reserved 1,200,000 shares of restricted stock in the amount of $12,000,000 contingent upon the Company’s successful public filing for issuance to certain members in Note 1 described as 2018 acquisition targets.

Liquidation Preference

In the event of the Company’s liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all of the Company’s debts and other liabilities and the satisfaction of any liquidation preferences that may be granted to the holders of any then outstanding shares of preferred stock.

Rights and Preferences

Holders of common stock have no preemptive, conversion or subscription rights, and there are no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock, which the Company may designate and issue in the future.

Voting Rights

Each holder of common stock is entitled to one vote for each share on all matters submitted to a vote of the stockholders, including the election of directors. The Company’s amended and restated certificate of incorporation and amended and restated bylaws do not provide for cumulative voting rights. Because of this absence of cumulative voting, the holders of a majority of the shares of common stock entitled to vote in any election of directors can elect all of the directors standing for election, if they should so choose. In addition, the Company’s amended and restated certificate of incorporation also provides that the Company’s directors may be removed only for cause by the affirmative vote of the holders of at least 75% of the consolidated voting power of all the Company’s stockholders entitled to vote on the election of directors, voting together as a single class.

Subject to supermajority votes for some matters, matters shall be decided by the affirmative vote of the Company’s stockholders having a majority in voting power of the votes cast by the stockholders present or represented and voting on such matter, provided that the holders of the Company’s common stock are not allowed to vote on any amendment to the Company’s certificate of incorporation that relates solely to the terms of one or more series of preferred stock if the holders of such affected series are entitled, either separately or together with the holders or one or more such series, to approve such amendment. The affirmative vote of the holders of at least 75% of the votes that all of the Company’s stockholders would be entitled to cast in any annual election of directors and, in some cases, the affirmative vote of a majority of minority stockholders entitled to vote in any annual election of directors are required to amend or repeal the Company’s bylaws, amend or repeal certain provisions of the Company’s certificate of incorporation, approve certain transactions with certain affiliates, or approve the sale or liquidation of the company. The vote of a majority of minority stockholders applies when an individual or entity and its affiliates or associates together own more than 50% of the voting power of the Company’s then outstanding capital stock.

Preferred Stock

Equity of the Company

Series A 6.75% cumulative convertible preferred stock, $0.01 par value, had 15,000,000 authorized shares with 9,213,705 and 8,666,481 issued and outstanding as of December 31, 2020 and 2019, respectively. Each share of Series A preferred stock has a stated value equal to the Series A original issue price. The conversion rate to the number of shares of common stock is equal to 1 share for each share of Series A preferred stock.

On December 31, 2018, Allied Integral United, Inc. acquired the businesses of certain affiliates and entities; see “Equity of Subsidiary” note below. The debt and equity of these affiliates and entities was converted to equity through the issuance of Series A 6.75% preferred stock.

In connection with the 2018 Acquisition Merger, referred to in Note 1 – Organization and Going Concern, certain investors in subsidiaries of the constituent entities chose to not participate in the 2018 Acquisition Merger. At December 31, 2019, there were dissenting investors who were owed $1,353,000; this was accrued in accounts payable. As of December 31, 2020, the dissenting investors were paid in full.

Dividends and Distributions

For the years ended December 31, 2020 and 2019, the Company recognized dividends for the 6.75% Series A preferred stock in the amount of $10,944,480 and $10,981,490, respectively.

Warrants

In 2019 and 2020, the Company issued warrants to investors in the Alt Care Preferred and units of limited partnership interests in Clearday OZ Fund that totaled 577,683 and 463,196, respectively. At the time of a public offering 1,040,879 shares will be converted at $8 per share.

Restricted Stock

On March 31, 2020, the Company issued 20,000 shares of restricted common stock to an executive of the Company These shares of restricted common stock vest immediately and the Company valued the 20,000 shares at $10 per share, on the date of the agreement.

On March 31, 2020, the Company entered into an independent consulting agreement with a related party, pursuant to which the Company issued 204,158 shares of restricted common stock to the Consultant as partial consideration for legal advisory services rendered. These shares of restricted common stock vest immediately and the Company valued the 204,158 shares at $10 per share, on the date of the agreement.

On March 31, 2020, the Company issued 20,000 shares of restricted common stock to an officer in exchange for services to be rendered. These shares of restricted common stock vest immediately and the Company valued the 20,000 shares at $10 per share on the date of the agreement.

On March 31, 2020, the Company entered into an independent consulting agreement, or the Consulting Agreement, with a third party, pursuant to which the Company issued 204,158 shares of restricted common stock to the Consultants as partial consideration for software consulting services rendered. These shares of restricted common stock vest immediately and the Company valued the 204,158 shares at $10 per share, on the date of the agreement.

As of December 31, 2020, the Company has awarded restricted stock worth $4,533,160 to various officers, directors and consultants that has been amortized over a twenty-four-month service period in the amount of $566,645 per quarter. Total amortized 2020 compensation is $1,699,935 and total unamortized compensation is $2,833,225 as of December 31, 2020.

Equity of Subsidiary

Non-Controlling Interest

In November 2019, a certificate of incorporation was entered into by AIU Alt Care for Series I 10.25% cumulative convertible preferred stock, par value $0.01 per share. The agreement authorizes the issuance of 1,500,000 shares of preferred stock and 1,500,000 of common stock and the number of shares designated is 700,000. Each share of Series I preferred stock shall have a stated value equal to the Series I original issue price. The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company’s common stock. For the year ended December 31, 2020, $3,206,576 was invested in AIU Alt Care in exchange for 320,658 shares. In addition, 32,500 shares of AIU Alt Care preferred stock in the amount of $325,000 was issued for a debt-to-equity transaction, $60,000 for indemnification fees and $50,000 compensation for services. For the year ended December 31, 2019 $780,000 was invested in the AIU Alt Care in exchange for 78,000 shares.

In October 2019, AIU Alt Care formed AIU Impact Management, LLC and they formed Clearday OZ Fund which is managed by AIU Impact Management, LLC, as the general partner. For the year ended December 31, 2020, Clearday OZ Fund issued 99,038 units of limited partnership units in the amount $990,387, which convert into one share of common stock. For the year ended December 31, 2019, 499,682 units of limited partnership interests in Clearday OZ Fund were issued in the amount of $4,996,827.

On March 31, 2020, AIU Alt Care entered into an independent consulting agreement, or the Consulting Agreement, pursuant to which the Company issued 5,000 shares of AIU Alt Care Preferred Stock to the Consultant as partial consideration for financial services rendered. In connection with this transaction, the Company valued the 5,000 shares of AIU Alt Care Preferred Stock at $10 per share for $50,000, on the date of the agreement.

Non-Controlling Interest loss allocation

The company applied ASC 810-10 guidance to correctly allocate the percentage of loss attributable to the NCI of each company. For the year ended December 31, 2020, the losses for both AIU Alt Care and Clearday Oz Fund are $528,044 and $1,486,902, respectively. For the year ended December 31, 2019, the losses for both AIU Alt Care and Clearday OZ were $215,500 and $405,120, respectively. Both AIU Alt Care and Clearday OZ Fund incurred losses attributable to the NCI of each company based on the Company’s 99% ownership interest in the amount of $522,675 and $1,472,033, respectively for 2020, and $213,345 and $401,169, respectively, for 2019.

Cumulative Convertible Preferred Stock and Limited Partnership Interests in Subsidiaries (NCI)

For the year ended December 31, 2020, AIU Alt Care closed subscriptions and issued and sold 320,657 shares of Alt Care Preferred Stock, par value $0.01 per share, and 99,038 units of limited partnership interests in Clearday OZ Fund, as well as 32,500 shares of Series I Preferred Stock that were issued in a debt-to-equity conversion. For the year ended December 31, 2019, AIU Alt Care closed subscriptions and issued and sold 78,000 shares of 10.25% Series I Cumulative Convertible Preferred Stock (the “Alt Care Preferred Stock”), par value $0.01 per share, and 519,683 units of limited partnership interests in Clearday OZ Fund.

The terms and conditions of the Alt Care Preferred Stock and the limited partnership interests in the Clearday OZ Fund allow the investors in such interests to exchange such securities into the Company’s common stock at the then Company common stock price.

AIU Alt Care has also issued 442,158 and 598,721 warrants to the investors in AIU Alt Care and Clearday OZ Fund, respectively; however, the warrants cannot be exercised until the date AIU becomes a public company. In addition, AIU Alt Care has non-cash items including $325,000 for a debt-to-equity transaction, $60,000 for indemnification fees and $50,000 compensation for services.

Each warrant has a term of ten years and provides for the purchase of the 1 share of the Company’s common stock at a cash exercise price equal to 50% of the price per share of the Company’s common stock when the Company becomes a public company by filing a registration statement, reverse merger or other transaction. The number of shares of the Company’s common stock and the warrant exercise price will be subject to adjustment for stock dividends, stock splits, combinations or other similar recapitalizations after the initial exercise price has been determined.

Dividends on the Alt Care Preferred Stock and preferred distributions on the units of limited partnership interests in Clearday OZ Fund are at each calendar quarterly month end at the applicable dividend rate (10.25%) on the original issue price of the Alt Care Preferred Stock or the units limited partnership interests. Dividends will either (a) be payable in cash, if and to the extent declared by the board of directors or the general partner, or (b) by issuing Dividend Shares equal to the aggregate accrued dividend divided by the Series I Original Issue Price. Dividends, if noticed to the Holder, will be payable after the Dividend Payment Date.

Each of the Company, Alternative Care and Clearday OZ Fund shall redeem the Alt Care Preferred Stock or the units of limited partnership interests on the 10 Year Redemption Date that is ten years after the final closing of the offering. The cash at a redemption price is equal to the unreturned investment in the Alt Care Preferred Stock or units of limited partnership interests. Upon consummation of certain equity offerings prior to May 1, 2022, AIU Alt Care may, at its option, redeem all or a part of the Alt Care Preferred Stock for the liquidation preference plus a make-whole premium. In addition, upon the occurrence of, among other things (i) any change of control, (ii) a liquidation, dissolution, or winding up, (iii) certain insolvency events, or (iv) certain asset sales, each holder may require the Company to redeem for cash all of such holder’s then outstanding shares of Alt Care Preferred Stock.

The Certificate of Designation also sets forth certain limitations on the Company’s ability to declare or make certain dividends and distributions and engage in certain reorganizations. The limited partnership agreement has similar provisions.

Subject to certain exceptions, the holders of Alt Care Preferred Stock and the units of limited partnership interests have no voting power and no right to vote on any matter at any time, either as a separate series or class or together with any other series or class of shares of capital stock or partnership interests, and are not be entitled to call a meeting of such holders for any purpose, nor are they entitled to participate in any meeting of the holders of the Company’s common stock or participate in the management of Clearday OZ Fund by its general partner.